Note 20 - Business Segments (Details) - Other significant segment items In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Network Service and Systems Integration Business [Member] USD ($)	Mar. 31, 2013 Network Service and Systems Integration Business [Member] JPY (¥)	Mar. 31, 2012 Network Service and Systems Integration Business [Member] JPY (¥)	Mar. 31, 2011 Network Service and Systems Integration Business [Member] JPY (¥)	Mar. 31, 2013 ATM Operation Business [Member] USD ($)	Mar. 31, 2013 ATM Operation Business [Member] JPY (¥)	Mar. 31, 2012 ATM Operation Business [Member] JPY (¥)	Mar. 31, 2011 ATM Operation Business [Member] JPY (¥)	Mar. 31, 2013 Consolidation Total [Member] USD ($)	Mar. 31, 2013 Consolidation Total [Member] JPY (¥)	Mar. 31, 2012 Consolidation Total [Member] JPY (¥)	Mar. 31, 2011 Consolidation Total [Member] JPY (¥)
Depreciation and amortization:
Depreciation and amortization	$ 79,735	¥ 7,507,808	¥ 7,143,631	¥ 5,850,882	$ 76,236	¥ 7,178,397	¥ 7,006,576	¥ 5,777,683	$ 3,499	¥ 329,411	¥ 137,055	¥ 38,351	$ 79,735	¥ 7,507,808	¥ 7,143,631	¥ 5,816,034